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                                                               [LOGO] Fortis-SM-
                                               Fortis Benefits Insurance Company
                                                               December 31, 1998

PROFILE  OF THE TRIPLE CROWN COMBINATION VARIABLE AND FIXED REFERRED ANNUITY
     CONTRACTS. This Profile is a summary of some of the more important points that you should consider and know before purchasing the contract. This annuity is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.


1.   THE ANNUITY CONTRACT

     The Triple Crown Variable Annuity is a contract between you and Fortis Benefits Insurance Company. It is designed to help you accumulate assets for your retirement and other long term financial goals on a tax deferred basis.

     The Triple Crown offers you a diverse selection of investment options. You may divide your money among the 8 investment portfolios of the Federated Insurance Series and a fixed account of Fortis Benefits.

     The investment portfolios offer professionally managed investment options with goals ranging from capital preservation to aggressive growth. Your choices are found on the next page. These portfolios are designed to provide you with better potential return than the fixed account. Your investment, however, is not guaranteed. The value of your Triple Crown contract can fluctuate up or down based on your choices and you may experience a loss. The Triple Crown does provide you with a death benefit that protects your beneficiaries from such loss.

     The fixed accounts provide guaranteed interest rates set by Fortis Benefits for periods from one to ten years. When you invest in the guarantee periods fixed account, and leave the money in the contract until the end of the period, your investment and the interest rates are guaranteed. If you make any transfers or withdrawals of your investment before the end of the selected period, your contract value may increase or decrease depending on interest rate changes. In states where guarantee periods fixed accounts are not offered, you can choose an interest in a fixed account which has a minimum interest rate guarantee and a higher current rate which can be changed from time to time.

     Like most annuities, this contract has two phases: the accumulation phase and the income phase. During the accumulation phase, you invest money in your contract.

     Your contract value is based on your investment choices. You may withdraw money from your contract. However, as with most other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. You may also be subject to an IRS tax penalty if you make withdrawals before age 59 1/2.

     During the income phase, you can elect to receive regular payments from your contract. Depending on your choice, these payments can be fixed in dollar amount or can vary with investment performance. The amount of these income payments also are determined by the amount you are able to accumulate during the accumulation phase of your contract.

2.   ANNUITY INCOME OPTIONS
     (THE INCOME PHASE)

     You may select one of four annuity income options:
          (1)  monthly payments during your lifetime;
          (2) monthly payments during your lifetime, but with payments continuing to your beneficiary for a period from 10 to 20 years (as you select) if you die before the end of the selected period;
          (3) monthly payments during your lifetime and the lifetime of another person you select; and
          (4) monthly payments during your lifetime and the lifetime of another person, with the payments reduced by 1/2 when one of you dies.

     At the start of the income phase, you can choose to have the payments come from the fixed account, the investment portfolios, or both. The dollar amount of your payments coming from the fixed account will be fixed. The payments from the investment portfolios you select will go up or down depending on their performance. Once payments begin, you cannot change your annuity option.

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3.   PURCHASING A TRIPLE CROWN
     VARIABLE ANNUITY CONTRACT

     You can buy this contract through your registered representative who can help you complete the proper forms. The minimum initial investment is $5,000 for non-qualified and $2,000 for qualified investments. You can make additional contributions of at least $500 at any time during the accumulation period. The minimum investment may be smaller for certain employer sponsored plans.

4.   INVESTMENT OPTIONS

     You can invest your money in any of the following investment portfolios which are described in the fund prospectus:

     Federated American Leaders Fund II
     Federated Equity Income Fund II
     Federated Fund for U.S. Government Securities II
     Federated Growth Strategies Fund II
     Federated High Income Bond Fund II
     Federated International Equity Fund II
     Federated Prime Money Fund II
     Federated Utility Fund II

     In most states you may also choose to invest in a guarantee periods fixed account. You can choose among guarantee periods ranging from one to ten years, each with its own interest rate. Once set, the rate will not change during the selected period. These accounts (except for the one year period) have a feature known as a market value adjustment (MVA). This means that if you transfer, withdraw or begin an income phase from one of these accounts before the end of the selected period, your contract value may be adjusted up or down depending on current interest rates. In states where guarantee periods fixed accounts are not offered, you can choose an interest in a fixed account which has a minimum interest rate guarantee and a higher current rate which can be changed from time to time.

5.   EXPENSES

     We also deduct insurance charges equal to an annual percentage of the average daily value of your contract allocated to the investment portfolios, as follows:

        - If all of the owners of a contract are less than 61 years old when the contract is purchased, the rate is 1.10%

        - If one or more of the owners of the contract is 61 years old, or older, the rate is 1.30%

     As with other professionally managed investments, there are also investment charges on money in the investment portfolios, estimated to range from 0.80% to 1.23%.

     In a limited number of states, you may also be assessed a state premium tax charge of up to 3.5%, depending upon the state. In these states, this tax will be deducted when you cancel the contract, begin the income phase, or if a death benefit is paid. In most states, there is no tax at all.

     If you decide to cancel your contract or take money out in excess of the annual free withdrawal amount, there may be a withdrawal charge of a percentage of your investment. The annual free withdrawal amount is 10% of payments made within the last 7 years plus any earnings. The withdrawal charge percentage declines with each year the payment is in the contract as follows:

     ---------------------------------------------------------------------
     YEAR         1      2      3      4      5      6      7      8+
     ---------------------------------------------------------------------
     Withdrawal
     Charge       7%     7%     7%     5%     4%     3%     2%     0%
     ---------------------------------------------------------------------

     The following chart is designed to help you understand the expenses in your contract. The column labeled "Total Annual Expenses" shows the total of the insurance charge and the investment management expenses for each portfolio. The right side of the chart shows you two examples of the expenses, in dollars, you would pay under the contract. The examples assume that you invest $1,000, earn 5% annually and withdraw your money:
     (1) at the end of one year, and (2) at the end of ten years. The premium tax is assumed to be 0% for both examples. The total annual investment expenses for the portfolios reflected in the table below are net of voluntary waivers of a portion of the management fees. Please see the Fee Table in the prospectus for more complete examples.


----------------------------------------------------------------------------------------------------------
                                                     All contract holders under age 61
----------------------------------------------------------------------------------------------------------
                                                                                           EXAMPLES
                                        TOTAL          TOTAL                             TOTAL ANNUAL
                                        ANNUAL         ANNUAL         TOTAL           EXPENSES AT END OF
                                       INSURANCE     INVESTMENT       ANNUAL        ----------------------
PORTFOLIO EXPENSES                     EXPENSES       EXPENSES       EXPENSES       1 YEAR        10 YEARS
----------------------------------------------------------------------------------------------------------
American Leaders II                     1.20%          0.85%          2.05%          $21            $234
----------------------------------------------------------------------------------------------------------
Equity Income Fund II                   1.20%          0.85%          2.05%          $21            $234
----------------------------------------------------------------------------------------------------------
Fund for U.S Govt Securities II         1.20%          0.80%          2.00%          $20            $229
----------------------------------------------------------------------------------------------------------
Growth Strategies Fund II               1.20%          0.85%          2.05%          $21            $234
----------------------------------------------------------------------------------------------------------
High Income Bond Fund II                1.20%          0.80%          2.00%          $20            $229
----------------------------------------------------------------------------------------------------------
International Equity Fund II            1.20%          1.23%          2.43%          $24            $273
----------------------------------------------------------------------------------------------------------
Prime Money Fund II                     1.20%          0.80%          2.00%          $20            $229
----------------------------------------------------------------------------------------------------------
Utility Fund II                         1.20%          0.85%          2.05%          $21            $234
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                    One of more contract owners age 61 or older
----------------------------------------------------------------------------------------------------------
                                                                                           EXAMPLES
                                        TOTAL          TOTAL                             TOTAL ANNUAL
                                        ANNUAL         ANNUAL         TOTAL           EXPENSES AT END OF
                                       INSURANCE     INVESTMENT       ANNUAL        ----------------------
PORTFOLIO EXPENSES                     EXPENSES       EXPENSES       EXPENSES       1 YEAR        10 YEARS
----------------------------------------------------------------------------------------------------------
American Leaders II                     1.40%          0.85%          2.25%          $23            $255
----------------------------------------------------------------------------------------------------------
Equity Income Fund II                   1.40%          0.85%          2.25%          $23            $255
----------------------------------------------------------------------------------------------------------
Fund for U.S Govt Securities II         1.40%          0.80%          2.20%          $22            $250
----------------------------------------------------------------------------------------------------------
Growth Strategies Fund II               1.40%          0.85%          2.25%          $23            $255
----------------------------------------------------------------------------------------------------------
High Income Bond Fund II                1.40%          0.80%          2.20%          $22            $250
----------------------------------------------------------------------------------------------------------
International Equity Fund II            1.40%          1.23%          2.63%          $26            $293
----------------------------------------------------------------------------------------------------------
Prime Money Fund II                     1.40%          0.80%          2.20%          $22            $250
----------------------------------------------------------------------------------------------------------
Utility Fund II                         1.40%          0.85%          2.25%          $23            $255
----------------------------------------------------------------------------------------------------------

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6.   TAXES

     Your earnings are not taxed until you withdraw them from the contract. If you take money out during the accumulation phase, earnings come out first and are taxable ordinary income. If you make a withdrawal prior to age
     59 1/2, you may be charged a 10% federal tax penalty on that amount. Payments during the income phase are considered partly a return of your original investment and partly earnings. You will only be taxed on the earnings portion. However, if your contract is funded with pretax or tax deductible dollars (qualified plan contributions), then the entire payment will be taxable.

7.   ACCESS TO YOUR MONEY

     You can make withdrawals at any time during the accumulation phase. The minimum amount you can withdraw is $1,000. If you withdraw from the guarantee periods fixed account, your contract value may be subject to a market value adjustment. Withdrawals within 7 years of a purchase payment may be subject to a withdrawal charge. See Section 5 -- Expenses above for a more complete discussion. You may also have to pay income tax and a tax penalty on any money you withdraw.

     SYSTEMATIC WITHDRAWALS: You can have money automatically sent to you each month during the accumulation phase of your contract. Systematic withdrawals are available for amounts of $100 or more. Of course, withdrawals may be taxable and subject to an IRS tax penalty.

8.   PERFORMANCE

     The value of your contract will go up or down depending on the investment portfolios you choose. Since these contracts only began to be issued on December 31, 1998, there is no standardized historical performance for the portfolios included in this Profile.

9.   DEATH BENEFIT

     If you die during the accumulation phase, your beneficiary will receive a death benefit. If all of the owners are less than 61 years old at the sale of purchase this death benefit will be the greater of three amounts:

          1) the value of your contract;
          2) the highest anniversary contract value up to your 80th birthday; plus (a) any money you put in since that anniversary less (b) a proportionate reduction related to any money you took out since that anniversary.
          3) if youdie before your 80th birthday, the accumulation at 4% (3% for Washington policies) of the payments you put in, less a proportionate adjustment for any money you took out. If you die after age 80, the death benefit is slightly different.

     If one or more of the owners is 61 years old, or older, as of the date of purchase, the death benefit will be the same as provided above, except that the references to age 80 in (2) and (3) are changed to age 75.

10. OTHER INFORMATION

     FREE LOOK PERIOD: You may cancel your contract within 10 days of receiving it (or whatever period is required by your state). We will pay you the value of your contract without imposing a withdrawal charge. This may be more or less than the amount you invested. If required by law, we will return your original payment.

11. INQUIRIES

     If you need more information, please contact us at:

     Fortis Benefits Insurance Company
     P.O. Box 64273
     St. Paul, MN 55164
     800-963-9222